Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Loss Before Provision (benefit) for Income Taxes

Loss before provision (benefit) for income taxes for the years ended December 31, 2024 and 2023 consisted of the following:

	For the Year Ended December 31,
	2024	2023
United States	$(7,372,032)	$(3,006,861)
Foreign	(583,381)	(806,689)
Total Loss before Income Taxes	$(7,955,413)	$(3,813,550)

Schedule of Components of the Provision (benefit) for Income Taxes

The components of the provision (benefit) for income taxes consisted of the following:

	For the Year Ended December 31,
	2024	2023
Current:
Federal	$-	$-
State	250	250
Foreign	-	-
Total current provision (benefit)	250	250
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total deferred provision (benefit)	-	-
Total Benefit	$250	$250

Schedule of Income Taxes Computed at the U.S. Statutory Income Tax

The reconciliation between income taxes computed at the U.S. statutory income tax rate to the Company’s provision (benefit) for income taxes for the years ended December 31, 2024 and 2023 are as follows:

	For the Year Ended December 31,
	2024		2023
Benefit for income taxes at 21% rate	$(1,670,637)	21.0%	$(800,846)	21.0%
State income taxes, net of federal benefit	(587,971)	7.4	(364,618)	9.6
Tax credits	(437,296)	5.5	-	-
Impact of non-U.S. earnings	(22,103)	0.3	(33,994)	0.9
Permanent differences	(347,008)	4.4	280,654	(7.4)
Change in fair value of promissory note	-	-	(1,129,646)	29.6
Non-deductible interest expense	-	-	304,962	(8.0)
Other reconciling items, net	30,411	(0.4)	2,042,657	(53.6)
Change in valuation allowance	3,034,854	(38.1)	(298,919)	7.8
Benefit for Income Taxes	$250	0.0%	$250	(0.1)%

Schedule of Deferred Tax Assets (liabilities)

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2024 and 2023 are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry-forward	$4,191,575	$3,498,043
Tax credits	437,296	-
Non-deductible reserves	44,733	1,058
Capitalized R&D costs	1,268,685	189,892
Lease liability	-	3,756
Share-based compensation	41,830	94,034
Gross deferred tax assets	5,984,119	3,786,783
Less valuation allowance	(5,915,350)	(3,088,051)
Total deferred tax assets, net of valuation allowance	68,769	698,732
Deferred tax liabilities:
Fixed asset depreciation	(2,783)	-
Right of use asset	-	(3,719)
Prepaid expenses	(65,986)	(695,013)
Total deferred tax liabilities	(68,769)	(698,732)
Net deferred tax liabilities	$-	$-